Financial Instruments by Category - Schedule of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets:
Financial assets at FVTPL	$ 7	$ 7
Other financial assets:
Financial assets included in prepayments, other receivables and other assets	1,464	2,978
Cash and cash equivalents	60,902	91,492	$ 42,758	$ 64,131
Short-term investments at amortized cost.		7,000
Long-term investments at amortized cost		24,849
Total	62,366	126,319
Financial liabilities:
Trade payables	10,146	14,348
Financial liabilities included in other payables and accruals	275	4,247
Lease liabilities	896	1,191	$ 2,237
Interest-bearing bank and other borrowings	26,330	30,357
Total	37,647	50,143
Financial liabilities at FVTPL:
Financial instruments measured at FVTPL
Financial liabilities [Member]
Financial liabilities at FVTPL:
Financial instruments measured at FVTPL
Dual currency structured deposit [Member]
Financial assets:
Financial assets at FVTPL
Wealth management product [Member]
Financial assets:
Financial assets at FVTPL	$ 7	$ 7